Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (33,122,841)	$ (89,549)	$ (140,686)
Adjustments to reconcile net loss to cash used by operating activities:
Depreciation	1,710	191
Non Cash Expenses Paid By Shareholder	120,500
Common Stock Issued For Services	3,776,400
Loss On Extinguishment Of Debt	28,882,900
Stock Issued For Donation	129,000
Changes in operating assets and liabilities:
Accounts payable	43,354	17,092
NET CASH USED IN OPERATING ACTIVITIES	(168,977)	(72,266)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of computer equipment	(3,674)	(1,721)
NET CASH USED IN INVESTING ACTIVITIES	(3,674)	(1,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Advances From Shareholders	57,200	57,500
Advances From Affiliates	45,000	2,000
Proceeds from the sale of common stock	69,500	15,000
NET CASH PROVIDED BY FINANCING ACTIVITIES	171,700	74,500
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(951)	513
Cash and cash equivalents, beginning of year	951	438
Cash and cash equivalents, end of year		951	$ 438
Supplemental Cash Flow Disclosures
Interest Paid
Taxes Paid	500	1,197
Advances From Shareholders Converted To Stock	286,700
Convertible Note Payable Converted Into Common Stock	100,000
Shareholder Advances Exchanged For Convertible Debt	55,000
Stock Issued For Interest In Affiliates	$ 1,250